UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08769

Badgley Funds, Inc.
(Exact name of registrant as specified in charter)

P.O. Box 701
Milwaukee, WI 53201-0701
(Address of principal executive offices) (Zip code)

Kirkland & Ellis LLP
200 East Randolph Drive
Chicago, IL 60601
(Name and address of agent for service)

1-877-BADGLEY (1-877-223-4539)
Registrant's telephone number, including area code

Date of fiscal year end: May 31

Date of reporting period: August 31, 2005

Item 1. Schedule of Investments.

Badgley Funds, Inc.
SCHEDULE OF INVESTMENTS (Unaudited)
August 31, 2005

Badgley Balanced Fund

Shares		Value
	COMMON STOCKS - 50.0%
	Consumer Discretionary - 4.1%
8,725	Bed Bath & Beyond Inc. (a)	$ 353,799
14,821	Michaels Stores, Inc.	538,002
9,475	Starbucks Corporation (a)	464,654
		1,356,455
	Consumer Staples - 6.9%
9,950	Costco Wholesale Corporation	432,228
10,335	The Estee Lauder Companies Inc. - Class A	417,430
9,100	PepsiCo, Inc.	499,135
13,400	Sysco Corporation	447,292
9,675	Walgreen Co.	448,243
		2,244,328
	Energy - 2.5%
8,375	BJ Services Company	528,295
3,480	Schlumberger Limited (b)	300,080
		828,375
	Financials - 5.6%
6,975	American International Group, Inc.	412,920
11,375	Citigroup Inc.	497,884
20,487	MBNA Corporation	516,272
8,375	State Street Corporation	404,764
		1,831,840
	Health Care - 9.9%
6,025	Amgen Inc. (a)	481,397
8,600	Medtronic, Inc.	490,200
9,875	Quest Diagnostics Incorporated	493,552
9,350	Stryker Corporation	510,043
11,700	Teva Pharmaceutical Industries Ltd. - ADR (b)	379,548
10,625	UnitedHealth Group Incorporated	547,188
8,675	Varian Medical Systems, Inc. (a)	345,439
		3,247,367
	Industrials - 8.6%
6,150	3M Co.	437,573
4,150	Apollo Group, Inc. - Class A (a)	326,439
7,300	Expeditors International of Washington, Inc.	405,223
6,925	FedEx Corp.	563,972
13,950	General Electric Company	468,859
7,500	L-3 Communications Holdings, Inc.	614,100
		2,816,166
	Information Technology - 9.0%
7,125	Affiliated Computer Services, Inc.- Class A (a)	370,144
15,300	Amdocs Limited (a)(b)	449,055
29,675	Cisco Systems, Inc. (a)	522,873
13,325	Dell Inc. (a)	474,370
9,325	Fiserv, Inc. (a)	418,413
1,425	Google Inc. - Class A (a)	407,550
11,375	Microsoft Corporation	311,675
		2,954,080
	Materials - 3.4%
16,350	Ecolab, Inc.	539,550
12,150	Praxair, Inc.	586,845
		1,126,395
	TOTAL COMMON STOCKS (Cost $13,180,143)	16,405,006
Principal
Amount
	U.S. TREASURY OBLIGATIONS - 12.3%
	U.S. Treasury Notes - 12.3%
$250,000	3.25%, 08/15/2008	245,957
805,000	4.25%, 08/15/2013	819,843
175,000	4.75%, 05/15/2014	184,345
650,000	5.50%, 02/15/2008	675,644
625,000	5.625%, 02/15/2006	630,371
250,000	5.75%, 08/15/2010	271,065
750,000	6.00%, 08/15/2009	808,564
355,000	6.50%, 02/15/2010	392,830
	TOTAL U.S. TREASURY OBLIGATIONS (Cost $3,974,889)	4,028,619

	U.S. GOVERNMENT AGENCY ISSUES - 10.1%
	Freddie Mac - 1.3%
425,000	3.50%, 02/13/2008	415,844
	Federal Farm Credit Bank - 1.5%
500,000	4.25%, 10/10/2008	502,859
	Federal Home Loan Bank - 3.7%
330,000	4.50%, 11/14/2014	333,747
375,000	5.25%, 01/15/2006	376,989
450,000	5.75%, 05/15/2012	490,364
		1,201,100
	Fannie Mae - 3.6%
720,000	5.25%, 04/15/2007	733,857
100,000	5.25%, 01/15/2009	103,599
325,000	6.625%, 09/15/2009	354,985
		1,192,441
	TOTAL U.S. GOVERNMENT AGENCY ISSUES (Cost $3,332,997)	3,312,244

	CORPORATE BONDS - 24.9%
	Consumer Discretionary - 2.9%
	The Home Depot, Inc.
225,000	5.375%, 04/01/2006	226,301
	Johnson Controls, Inc.
250,000	4.875%, 09/15/2013	251,896
	Target Corporation
425,000	6.35%, 01/15/2011	463,965
		942,162
	Consumer Staples - 4.3%
	The Estee Lauder Companies Inc.
475,000	6.00%, 01/15/2012	514,090
	PepsiCo, Inc.
100,000	5.75%, 01/15/2008	103,298
	Sysco Corporation
500,000	7.00%, 05/01/2006	508,010
	Wal-Mart Stores, Inc.
300,000	4.55%, 05/01/2013	300,692
		1,426,090
	Financials - 11.8%
	AFLAC INCORPORATED
500,000	6.50%, 04/15/2009	533,347
	American General Finance Corporation
170,000	5.375%, 09/01/2009	175,312
	Bank of America Corporation
200,000	4.75%, 10/15/2006	201,131
300,000	5.25%, 02/01/2007	304,508
	Citigroup Inc.
500,000	6.50%, 01/18/2011	547,277
	General Electric Capital Corporation
525,000	7.375%, 01/19/2010	587,074
	JPMorgan Chase & Co.
250,000	4.50%, 01/15/2012	248,946
	Merrill Lynch & Co., Inc.
400,000	5.00%, 02/03/2014	405,188
	Morgan Stanley
400,000	4.75%, 04/01/2014	394,546
	SLM Corporation
300,000	5.125%, 08/27/2012	309,709
	Wells Fargo Financial, Inc.
140,000	5.50%, 08/01/2012	148,192
		3,855,230
	Health Care - 0.9%
	Abbott Laboratories
300,000	5.625%, 07/01/2006	303,559

	Industrials - 1.2%
	Cintas Corporation
125,000	5.125%, 06/01/2007	126,772
	Emerson Electric Co.
255,000	4.50%, 05/01/2013	254,879
		381,651
	Materials - 2.2%
	Ecolab Inc.
400,000	6.875%, 02/01/2011	444,432
	Praxair, Inc.
300,000	3.95%, 06/01/2013	289,301
		733,733
	Telecommunication Services - 1.6%
	Southwestern Bell Telephone Company
500,000	6.625%, 07/15/2007	520,206
	TOTAL CORPORATE BONDS (Cost $8,024,258)	8,162,631

	SHORT-TERM INVESTMENTS - 2.3%
	Variable Rate Demand Notes * - 2.3%
745,439	U.S. Bank, N.A.-3.443%	745,439
	TOTAL SHORT-TERM INVESTMENTS (Cost $745,439)	745,439

	Total Investments (Cost $29,257,726) - 99.6%	32,653,939
	Other Assets in Excess of Liabilities - 0.4%	120,694
	TOTAL NET ASSETS - 100.0%	$ 32,774,633

ADR American Depository Receipt.
(a) Non-income producing security.
(b) Foreign security.
* Variable rate security. Rate listed as of August 31, 2005.

Badgley Funds, Inc.
SCHEDULE OF INVESTMENTS (Unaudited)
August 31, 2005

Badgley Growth Fund

Shares		Value
	COMMON STOCKS - 98.8%
	Consumer Discretionary - 8.2%
8,400	Bed Bath & Beyond Inc. (a)	$ 340,620
14,291	Michaels Stores, Inc.	518,763
9,150	Starbucks Corporation (a)	448,716
		1,308,099
	Consumer Staples - 13.5%
9,500	Costco Wholesale Corporation	412,680
9,879	The Estee Lauder Companies Inc. - Class A	399,013
8,675	PepsiCo, Inc.	475,824
12,775	Sysco Corporation	426,429
9,325	Walgreen Co.	432,027
		2,145,973
	Energy - 5.0%
8,075	BJ Services Company	509,371
3,340	Schlumberger Limited (b)	288,008
		797,379
	Financials - 11.0%
6,650	American International Group, Inc.	393,680
10,850	Citigroup Inc.	474,905
19,762	MBNA Corporation	498,002
8,100	State Street Corporation	391,473
		1,758,060
	Health Care - 19.5%
5,675	Amgen Inc. (a)	453,432
8,200	Medtronic, Inc.	467,400
9,525	Quest Diagnostics Incorporated	476,059
9,025	Stryker Corporation	492,314
11,150	Teva Pharmaceutical Industries Ltd. - ADR (b)	361,706
10,125	UnitedHealth Group Incorporated	521,438
8,375	Varian Medical Systems, Inc. (a)	333,493
		3,105,842
	Industrials - 17.0%
5,875	3M Co.	418,006
4,025	Apollo Group, Inc. - Class A (a)	316,607
6,975	Expeditors International of Washington, Inc.	387,182
6,600	FedEx Corp.	537,504
13,475	General Electric Company	452,895
7,175	L-3 Communications Holdings, Inc.	587,489
		2,699,683
	Information Technology - 17.8%
6,875	Affiliated Computer Services, Inc.- Class A (a)	357,156
14,600	Amdocs Limited (a) (b)	428,510
28,625	Cisco Systems, Inc. (a)	504,373
12,850	Dell Inc. (a)	457,460
9,000	Fiserv, Inc. (a)	403,830
1,325	Google Inc. - Class A (a)	378,950
11,050	Microsoft Corporation	302,770
		2,833,049
	Materials - 6.8%
15,600	Ecolab Inc.	514,800
11,600	Praxair, Inc.	560,280
		1,075,080
	TOTAL COMMON STOCKS (Cost $12,565,251)	15,723,165
Principal
Amount		Value
	SHORT-TERM INVESTMENTS - 1.4%
	Variable Rate Demand Notes * - 1.4%
$216,804	U.S. Bank, N.A. - 3.443%	216,804

	TOTAL SHORT-TERM INVESTMENTS (Cost $216,804)	216,804
	Total Investments - 100.2%	15,939,969
	(Cost $12,782,055)
	Liabilities in Excess of Other Assets - (0.2)%	(26,798)
	TOTAL NET ASSETS - 100.0%	$ 15,913,171

ADR	American Depository Receipt.
(a)	Non-income producing security.
(b)	Foreign security.
*	Variable rate security. Rate listed as of August 31, 2005.

The cost basis of investments for federal income tax purposes at August 31, 2005 was as follows:

	Balanced Fund	Growth Fund
Cost of investments**	$29,383,770	$12,911,110
Gross unrealized appreciation	3,643,147	3,279,357
Gross unrealized depreciation	(372,978)	(250,498)
Net unrealized appreciation	$3,270,169	$3,028,859

** Differs from the cost for financial reporting purposes due to wash sales

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Badgley Funds, Inc

By (Signature and Title)        /s/ J. Kevin Callaghan, President
J. Kevin Callaghan, President

Date            10/31/05

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*      /s/ J. Kevin Callaghan, President
J. Kevin Callaghan, President

 Date            10/31/05

By (Signature and Title)*      /s/ Lisa P. Guzman, Treasurer
Lisa P. Guzman, Treasurer

 Date            10/31/05

* Print the name and title of each signing officer under his or her signature.